Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Summary of the status of the 2011 share incentive plan
	Years ended December 31,
	2 0 1 8		2 0 1 7		2 0 1 6
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	813,100	$1.490	875,500	$1.600	710,300	$2.510
Changes during year:
Granted (a)	118,000	$0.003	90,000	$0.650	344,000	$0.003
Exercised	(131,800)	$0.003	(46,000)	$1.150	(59,000)	$1.450
Forfeited	(74,100)	$0.500	(78,400)	$1.410	(117,800)	$2.490
Expired	(51,000)	$2.950	(28,000)	$2.950	(2,000)	$2.160
Options outstanding at end of year	674,200	$1.46	813,100	$1.490	875,500	$1.600

Options exercisable at end of year	350,000	$2.630	303,000	$2.900	246,500	$2.870
Vested and expected to vest at end of year	637,361	$1.540

Weighted average grant date fair value of options granted during the year (b)		$1.46		$1.30		$1.46

(a)	In the year ended December 31, 2018, the options were granted with an exercise price equal to NIS 0.01.

In the year ended December 31, 2017, the options were granted with an exercise price equal to the average closing price per share of the Company’s ordinary shares on the stock market during the 30-day trading period immediately preceding the date of grant of such option, or with an exercise price equal to par value of NIS 0.01.

In the year ended December 31, 2016, the options were granted with an exercise price equal to par value of NIS 0.01.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

Summary of fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Dividend yield	11%	11%	11%

Expected volatility*	28%	35%	35%

Average risk-free interest rate	2.6%	1.9%	2.0%

Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.

Summary of information about options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of exercise prices	Number outstanding at December 31, 2 0 1 8	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2 0 1 8	Weighted average remaining contractual life	Weighted average exercise price
		Years			Years

$ 0.003	334,200	3.46	$0.003	37,000	2.84	$0.003
$ 2.425 – 2.947	340,000	0.92	$2.90	313,000	0.86	$2.94